Gain (loss) on disposal of business and corporate transactions (Tables)	12 Months Ended
Dec. 31, 2019
Gain (loss) on disposal of business and corporate transactions
Schedule of gain (Loss) on disposal of business

	2019 $m	2018 $m	2017 $m
Gain on disposalsnote (i)	265	—	—
Other transactionsnote (ii)	(407)	(107)	286
Total gain (loss) on disposal of business from continuing operations	(142)	(107)	286

Notes

(i)

In 2019, the $265 million gain on disposals principally relates to profits arising from a reduction in the Group’s stake (from 26 per cent to 22 per cent) in its associate in India, ICICI Prudential Life Insurance Company, and the disposal of Prudential Vietnam Finance Company Limited, a wholly owned subsidiary that provides consumer finance.

(ii)	In 2019, the $(407) million other transactions reflects costs related to the demerger of M&G plc from Prudential plc. These include the following amounts:
-	$(78) million transaction related costs, principally fees to advisors;
-	$(182) million being the fee paid to the holders of two subordinated debt instruments as discussed in note C6.1(i); and
-	$(147) million for one-off costs arising from the separation of the M&G plc business from Prudential plc.

In 2018, the $(107) million other transactions primarily related to exiting the NPH broker-dealer business in the US and costs related to the preparation for the demerger of M&G plc.

Schedule of fair value of the acquired assets, assumed liabilities and resulting goodwill
$m
Assets
Other assets	28
Cash and cash equivalents	2
Total assets	30
Other liabilities	(7)
Non-controlling interests*	(141)
Net assets acquired and liabilities assumed	(118)
Goodwill arising on acquisition*	260
Purchase consideration	142

The goodwill on acquisition of $260 million is mainly attributable to the expected benefits from new customers and synergies. Refer to note C5.1 for changes to the carrying amount of goodwill during the year. The Group has chosen to apply the full goodwill method under IFRS 3, 'Business Combinations' for this acquisition, with non-controlling interests being measured at fair value on the acquisition date